Indirect Cash Flow (Tables)	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures

Adjustments to reconcile consolidated net income to net cash provided by operating activities are summarized below (in thousands).

	For the Three Months Ended March 31,
	2021	2020
Cash flow from operating activities:
Consolidated net income	$158,979	$109,096
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Income from financial royalty assets	(529,625)	(462,844)
Provision for changes in expected cash flows from financial royalty assets	292,262	88,012
Amortization of intangible assets	5,671	5,733
Amortization of debt discount and issuance costs	4,790	2,478
Unrealized loss on derivative contracts	2,555	33,445
Loss on equity securities	54,186	153,166
Equity in loss of non-consolidated affiliates	1,918	9,074
Distributions from non-consolidated affiliates	17,325	20,293
Loss on extinguishment of debt	—	5,406
Share-based compensation	713	—
Interest income accretion	(15,491)	—
Unrealized gain on available for sale debt securities	(9,115)	—
Loss on derivative financial instruments	—	(34,952)
Other	958	3,469
Decrease/(increase) in operating assets:
Cash collected on financial royalty assets	573,946	488,028
Accrued royalty receivable	(299)	(196)
Other royalty income receivable	(530)	(2,619)
Other current assets	1,939	40
Other assets	—	45,007
(Decrease)/increase in operating liabilities:
Accounts payable and accrued expenses	(2,207)	8,468
Interest payable	(31,875)	—

Net cash provided by operating activities	$526,100	$471,104

Non-cash investing and financing activities are summarized below (in thousands).

	For the Three Months Ended March 31,
	2021	2020
Supplemental schedule of non-cash investing / financing activities:
Receipt of contribution of investment in Legacy Investors Partnerships (Note 9)	$—	$303,679
Settlement of Epizyme forward purchase contract (Note 4)	—	5,700
Accrued purchase obligation—Tazverik (Note 17)	—	110,000
Repayments of long-term debt by contributions from non-controlling interest (1)	—	1,103,774

(1)	Related to the pro rata portion of RPIFT’s outstanding debt repaid by the Legacy Investors Partnerships

Adjustments to reconcile consolidated net income to net cash provided by operating activities are summarized below (in thousands).

	For the Years Ended December 31,
	2020	2019	2018
Cash flow from operating activities:
Consolidated net income	$1,701,954	$2,461,419	$1,517,855
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Provision for changes in expected cash flows from financial royalty assets	230,839	(1,019,321)	(57,334)
Amortization of intangible assets	23,058	23,924	33,267
Amortization of debt discount and issuance costs	11,715	12,790	13,127
Realized gain on available for sale debt securities	—	—	(419,481)
Unrealized loss/(gain) on derivative contracts	42,076	39,138	(11,923)
(Gain)/loss on equity securities	(247,073)	(155,749)	13,939
Equity in (earnings)/loss of non-consolidated affiliates	(44,459)	32,517	7,023
Distributions from non-consolidated affiliates	42,334	14,059	39,402
Loss on extinguishment of debt	30,272	—	—
Share-based compensation	5,428	—	—
Interest income accretion	(20,551)	—	—
Unrealized gain on forwards	(18,600)	—	—
Impairment charge	65,053	—	—
Loss on derivative financial instruments	(34,952)	—	—
Other	9,621	(2,122)	(7,771)
(Increase)/decrease in operating assets:
Financial royalty assets	(1,959,975)	(1,648,837)	(1,524,816)
Cash collected on financial royalty assets	2,121,923	1,934,092	2,052,592
Available for sale debt securities	—	(150,000)	(150,000)
Accrued royalty receivable	370	2,471	(27,372)
Other receivables	—	150,000	150,000
Other royalty income receivable	(770)	7,390	(11,099)
Other current assets	(10,278)	4,607	(442)
Other assets	45,264	(45,635)	—
Increase/(decrease) in operating liabilities:
Accounts payable and accrued expenses	(766)	6,496	1,350
Interest payable	42,146	—	—

Net cash provided by operating activities	$2,034,629	$1,667,239	$1,618,317

Non-cash investing and financing activities are summarized below (in thousands).

	For the Years Ended December 31,
	2020	2019	2018
Supplemental schedule of non-cash investing / financing activities:
Receipt of contribution of investment in Legacy Investors Partnerships (Note 9)	$303,679	$—	$—
Settlement of Epizyme forward purchase contract (Note 4)	5,700	—	—
Accrued purchase obligation-Tazverik (Note 17)	110,000	—	—
Repayments of long-term debt by contributions from non-controlling interest (1)	1,103,774	—	—
Milestone payable-Erleada (2)	18,600	—	—

(1)	Related to the pro rata portion of RPIFT’s outstanding debt repaid by the Legacy Investors Partnerships
(2)	Related to the achievement of a sales-based milestone that was not paid as of December 31, 2020.